RELATED PARTIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts paybale	$ 13,782	$ 13,966
Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Payment for services received	0	99	$ 332
Related party consideration for aggregate amount	497
Accounts paybale	$ 0	$ 0
Accounts Payable, Related Party [Extensible Enumeration]	Accounts paybale	Accounts paybale
Subsidiary of Home Skinnovations Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable	$ 0	$ 0
Accounts Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Accounts Receivable, after Allowance for Credit Loss, Current	Accounts Receivable, after Allowance for Credit Loss, Current
Subsidiary of Home Skinnovations Ltd [Member] | Expenses (Income) [Member]
Related Party Transaction [Line Items]
Payment for services received	$ 0	$ (30)	123
Spa Medical International Lsrl [Member]
Related Party Transaction [Line Items]
Payment for services received		636	723	$ 172
Himalaya Family Office Consulting Ltd. [Member]
Related Party Transaction [Line Items]
Payment for services received	333	193	$ 100
Accounts paybale	$ 27	$ 86
Accounts Payable, Related Party [Extensible Enumeration]	Accounts paybale	Accounts paybale